SEMI-ANNUAL REPORT

                                     (logo)
                                  VAN WAGONER
                                     FUNDS

                                 JUNE 30, 1998





This report is submitted for the general information of shareholders of Van Wagoner Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds. The prospectus gives details about charges, investment objectives, risks and operating policies of the Funds. Read the prospectus carefully.





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                               SEMI-ANNUAL REPORT
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                                                                   June 30, 1998

DEAR FELLOW INVESTORS:

Over the last 18 months, one market trend has affected our results more than any other - and continues to do so midway through 1998. I'd like to review that trend as well as more specific themes in the Van Wagoner Funds' performance.
As I've written before, both individual and institutional investors are putting their money into bigger, more liquid companies instead of smaller, lesser-known companies. In part, it's a reaction to uncertainty about the economy. Some investors fear inflation; others believe the rising stock market is due for a downturn. So, to play it safe, these investors favor larger companies.

That leads to the second part of this self-perpetuating cycle. Money flowing into select larger companies causes a rise in the indices - attracting even more money. And money moving away from small-cap growth stocks slows their performance.

What's interesting is that much of the rally in the major indices is being fueled by only a few large companies. For example, Prudential Securities found Microsoft's performance this year accounted for 25% of the Nasdaq Composite Index gains.<F1> In fact, Birinyi Associates found five stocks alone accounted for about two-thirds of the Nasdaq Composite's run from 1,000 to 2,000:
Microsoft, Cisco Systems, Intel, Dell Computer and Worldcom.<F2>, <F3>

Meanwhile, even though they're presently out of the spotlight, small-cap companies remain fundamentally strong. In fact, during the first half of this year we saw some astonishing results: 97% of the companies we held met or exceeded their earnings estimates in the first quarter - and it looks like an even higher percentage will do so in the second quarter. That's a great illustration of the excellent work our analysts are doing in researching our holdings and the strength of our portfolio companies.

Of course, the sentiment favoring larger companies isn't the only factor driving our performance. Attractive valuations and growth prospects of our energy stocks led us to hold our position into the second quarter even though our energy sector holdings pulled down results in the first quarter. Unfortunately, we held too long. As the depth of Asia's economic crisis became clearer, incremental demand for oil dropped - and so did energy stock prices. While we believe this cycle has reached its lowest point, it is unclear when energy stocks will rebound so we've reduced our exposure to this area.





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                               SEMI-ANNUAL REPORT
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So what does an emerging growth investor do in today's environment? We're sticking to our investment discipline and remain dedicated to growth-oriented companies. But we're not simply waiting for the markets to change to enhance performance. We are:

* increasing the number of companies in our portfolios, for greater trading flexibility and to reduce exposure to specific companies while broadening exposure in sectors we like.

* looking closely at who else owns, or is interested in, the stocks we hold, and the effects of their investment style. Some investment styles are short-term in nature and may increase volatility in a stock.

What sectors do we currently like? Enterprise software - these are programs that help businesses become more efficient. One of our holdings here is J.D. Edwards,<F3> whose software increases productivity by automating the key functions of resource planning like accounting, human resources and production scheduling. This company's revenue growth is approximately 50% yearly and operating margins are continuing to expand.

In telecommunications, we continue to evaluate the popular but high-priced Internet stocks such as Yahoo!, Amazon, Excite and Infoseek. While they may seem like natural holdings for the Van Wagoner Funds and the Funds did hold them in the past, we now believe they've appreciated well beyond company fundamentals, presenting risks that outweigh potential rewards.

Instead, we're investing in the competitive local exchange carriers (CLECs) who've emerged in response to the explosion in data traffic. Competing directly with AT&T, Sprint and MCI, these companies provide voice, data and video capacity at a lower cost with higher efficiency. Our favorite now is Metromedia Fiber Network,<F3> a provider of fiber optic capacity in the northeastern U.S.

We also favor firms that support the Internet companies - such as Com21,<F3> whose equipment provides access to the Internet through cable modems. We see these stocks as a less speculative way to tap into Internet growth.

As consumer spending has continued strong, we've added to our retail holdings. Here, as in other sectors, we look for innovative concepts supported by solid business strategies - such as Pacific Sunwear,<F3> which uses a casual, beach-oriented approach to reach the booming teenage market. The company has about 290 stores, adding 25%




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                               SEMI-ANNUAL REPORT
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to 35% a year.  Same-store sales were well above the industry average at 15% in
1997, and market share is increasing.

With a dedicated research staff and our fundamental approach, we're positioning ourselves for a turnaround in the small-cap sector. We don't know when this new cycle will begin but when it comes, it will come quickly; that's the nature of growth stock investing. We appreciate your patience and we want you to know we're working extremely hard. Like you, we're all shareholders - and we look forward to improving results throughout 1998.
Sincerely,


/s/ Garrett R. Van Wagoner
Garrett R. Van Wagoner


<F1>Browning, E.S., "Stocks' Sharp Rebound Keeps Skeptics Puzzled," The Wall
  Street Journal, July 20, 1998.

<F2>Fuerbringer, Jonathan, "Nasdaq Tops 2,000 as Dow and S.&P. Gauges Also Hit
  Highs," The New York Times, July 17, 1998.

<F3>As of 6/30/98, Microsoft represented 0%, 0%, 0%, 0% and 0.6%; Cisco Systems represented 0%, 0%, 1.7%, 0% and 1.0%; Dell Computer represented 0%, 0%, 0.2%, 1.1% and 1.0%; J.D. Edwards represented 0.6%, 0%, 1.2%, 0.8% and 0.5%;
  Metromedia Fiber Network represented 0.3%, 0%, 0%, 0.8% and 0.5%; Com21 represented 2.5%, 2.1%, 2.0%, 2.1% and 1.3%; and Pacific Sunwear represented 0.4%, 0.8%, 0%, 0.5% and 0% of the Emerging Growth, Micro-Cap, Mid-Cap, Post-Venture and Technology Funds, respectively. The Funds' portfolio composition is subject to change at any time.





                               VAN WAGONER FUNDS
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                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                        VAN WAGONER EMERGING GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 June 30, 1998
                                  (Unaudited)



       NUMBER
     OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               COMMON STOCKS 82.05%

               AGRICULTURAL OPERATIONS 0.29%
      23,000   AgriBioTech, Inc.<F1>                        $  636,813
                                                            ----------
               BANKS - WEST/SOUTHWEST 0.28%
      38,500   Colorado Business Bankshares, Inc.<F1>          616,000
                                                            ----------
               CHEMICALS - SPECIALTY 0.06%
      12,300   NuCo2 Inc.<F1>                                  126,844
                                                            ----------
               COMMERCIAL SERVICES -
               BUSINESS 0.95%
     171,000   Dental Care Alliance, Inc.<F1>                1,966,500
      21,600   Pentegra Dental Group, Inc.<F1>                 148,500
                                                            ----------
                                                             2,115,000
                                                            ----------
               COMMERCIAL SERVICES -
               MISCELLANEOUS 2.26%
      34,000   Abacus Direct Corp.<F1>                       1,765,875
      40,000   AnswerThink Consulting
                  Group, Inc.<F1>                              860,000
      63,000   Boron, LePore & Associates, Inc<F1>           2,394,000
                                                            ----------
                                                             5,019,875
                                                            ----------
               COMMERCIAL SERVICES -
               SCHOOLS 1.01%
      22,500   Apollo Group, Inc.<F1>                          743,906
      41,500   Caliber Learning Network, Inc.<F1>              638,063
      25,900   Education Management Corp.<F1>                  851,462
                                                            ----------
                                                             2,233,431
                                                            ----------

               COMMERCIAL SERVICES -
               SECURITY/SAFETY 1.01%
      35,000   Check Point Software
                  Technologies Ltd.<F1>                      1,146,250
      84,900   Rural/Metro Corp.<F1>                         1,103,700
                                                            ----------
                                                             2,249,950
                                                            ----------

               COMMERCIAL SERVICES -
               STAFFING 0.46%
      34,000   Romac International, Inc.<F1>                 1,032,750
                                                            ----------


       NUMBER
     OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               COMPUTERS - GRAPHICS 0.28%
      15,000   Micromuse Inc.<F1>                           $  612,188
                                                            ----------

               COMPUTERS - INTEGRATED
               SYSTEMS 0.74%
      40,000   Apex PC Solutions, Inc.<F1>                   1,115,000
      25,000   Peerless Systems Corp.<F1>                      518,750
                                                            ----------
                                                             1,633,750
                                                            ----------

               COMPUTERS - LOCAL
               NETWORKS 1.60%
      20,000   Ascend Communications, Inc.<F1>                 991,250
      37,500   Citrix Systems, Inc.<F1>                      2,564,063
                                                            ----------
                                                             3,555,313
                                                            ----------

               COMPUTERS - MEMORY
               DEVICES 2.28%
      46,000   Advanced Digital
                  Information Corp.<F1>                        655,500
      35,000   EMC Corp.<F1>                                 1,568,437
      30,000   Legato Systems, Inc.<F1>                      1,170,000
      40,400   VERITAS Software Corp.<F1>                    1,671,550
                                                            ----------
                                                             5,065,487
                                                            ----------

               COMPUTERS - RETAIL/
               WHOLESALE 5.02%
     623,500   CHS Electronics, Inc.<F1>                    11,145,062
                                                            ----------

               COMPUTERS - SERVICES 0.24%
      19,000   Aris Corp.<F1>                                  532,000
                                                            ----------

               COMPUTERS - SOFTWARE 15.13%
     187,200   Ariba Technologies<F1><F3>                    2,340,000
       7,750   Aspect Development, Inc.<F1>                    586,094
     928,100   Avant! Corp.<F1><F2>                         22,970,475
      20,000   CBT Group plc ADR<F1>                         1,070,000
      20,000   Compuware Corp.<F1>                           1,022,500
      30,000   HNC Software Inc.<F1>                         1,224,375
      30,000   J.D. Edwards & Co.<F1>                        1,288,125
     157,143   NetDynamics Inc.<F1><F3>                      1,100,001





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                               SEMI-ANNUAL REPORT
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                        VAN WAGONER EMERGING GROWTH FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)



      NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               COMPUTERS - SOFTWARE 15.13% (CONT'D.)
      25,000   Saville Systems Ireland plc ADR<F1>         $ 1,253,125
     237,671   Unwired Planet<F1><F3>                          762,924
                                                           -----------
                                                            33,617,619
                                                           -----------
               COMPUTER SOFTWARE -
               ENTERPRISE 0.53%
      40,000   Software AG Systems, Inc.<F1>                 1,170,000
                                                           -----------
               COMPUTER SOFTWARE -
               INTERNET 0.43%
      12,500   EarthLink Network, Inc.<F1>                     959,375
                                                           -----------
               COMPUTER SOFTWARE -
               MEDICAL 0.39%
     119,500   OnHealth Network Co.<F1>                        873,844
                                                           -----------
               COMPUTER SOFTWARE -
               SECURITY 0.35%
      20,750   ISS Group, Inc.<F1>                             780,719
                                                           -----------
               ELECTRONICS - MEASURING
               INSTRUMENTS 0.45%
      49,300   Mettler-Toledo International, Inc.<F1>          989,081
                                                           -----------
               ELECTRONICS - MISCELLANEOUS
               COMPONENTS 1.43%
      15,000   Aavid Thermal Technologies, Inc.<F1>            438,750
      42,700   Alpha Industries, Inc.<F1>                      637,831
      54,000   Artisan Components, Inc.<F1>                    729,000
      50,000   RF Micro Devices, Inc.<F1>                      543,750
      55,500   Sawtek Inc.<F1>                                 818,625
                                                           -----------
                                                             3,167,956
                                                           -----------
               ELECTRONICS - SEMICONDUCTOR
               MANUFACTURING 6.21%
      30,000   Linear Technology Corp.                       1,809,375
      50,000   Maxim Integrated Products, Inc.<F1>           1,584,375
      20,000   PMC-Sierra, Inc.<F1>                            937,500
      71,000   SDL, Inc.<F1>                                 1,695,125
     150,000   SIPEX Corp.<F1>                               3,225,000



     NUMBER
    OF SHARES                                                 VALUE
----------------------------------------------------------------------
               ELECTRONICS - SEMICONDUCTOR
               MANUFACTURING 6.21% (cont'd.)
     500,000   Transmeta Corp.<F1><F3>                     $ 3,000,000
      50,000   Vitesse Semiconductor Corp.<F1>               1,543,750
                                                           -----------
                                                            13,795,125
                                                           -----------
               ENERGY - ALTERNATIVE SOURCES 0.73%
      75,000   KTI, Inc.<F1>                                 1,621,875
                                                           -----------
               ENERGY - SERVICES 0.27%
      30,000   Nabors Industries, Inc.<F1>                     594,375
                                                           -----------
               FINANCE - CONSUMER LOANS 0.90%
      40,000   Household International, Inc.                 1,990,000
                                                           -----------
               FINANCE - MORTGAGE & RELATED
               SERVICES 0.37%
      20,000   Ames Department Stores, Inc.<F1>                526,250
      10,000   Heller Financial, Inc.<F1>                      300,000
                                                           -----------
                                                               826,250
                                                           -----------
               LEISURE - GAMES & TOYS 0.18%
      21,000   The First Years, Inc.                           399,000
                                                           -----------
               LEISURE - SERVICES 1.94%
      35,000   Carnival Corp.                                1,386,875
      20,000   Royal Caribbean Cruises Ltd.                  1,590,000
      22,100   Steiner Leisure Ltd.<F1>                        668,525
      20,000   Travel Services International, Inc.<F1>         657,500
                                                           -----------
                                                             4,302,900
                                                           -----------
               MEDIA 0.89%
      40,000   Chancellor Media Corp.<F1>                    1,986,248
                                                           -----------
               MEDICAL/DENTAL SUPPLIES 0.76%
      15,000   STERIS Corp.<F1>                                953,905
      20,000   The Cooper Companies, Inc.<F1>                  728,750
                                                           -----------
                                                             1,682,655
                                                           -----------





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                               SEMI-ANNUAL REPORT
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                        VAN WAGONER EMERGING GROWTH FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)



     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               MEDICAL - INFORMATION
               SERVICES 0.70%
      40,000   HBO & Co.                                    $1,410,000
       3,000   IDX Systems Corp.<F1>                           138,187
                                                           -----------
                                                             1,548,187
                                                           -----------
               MEDICAL - INSTRUMENTS 1.08%
      17,500   Arterial Vascular Engineering, Inc.<F1>         625,625
     221,800   IRIDEX Corp.<F1>                              1,774,400
                                                           -----------
                                                             2,400,025
                                                           -----------
               MEDICAL - OUTPATIENT/
               HOME 2.17%
      40,000   Renal Care Group, Inc.<F1>                    1,762,500
      88,450   Total Renal Care Holdings, Inc.<F1>           3,051,525
                                                           -----------
                                                             4,814,025
                                                           -----------
               MEDICAL - PRODUCTS 1.78%
      45,000   PAREXEL International Corp.<F1>               1,636,875
     105,000   Pharmaceutical Product
                  Development, Inc.<F1>                      2,310,000
                                                           -----------
                                                             3,946,875
                                                           -----------
               MULTI INDUSTRY 0.67%
      30,000   Veritas DGC Inc.<F1>                          1,498,125
                                                           -----------

               OIL & GAS 2.91%
      55,000   Cal Dive International, Inc.<F1>              1,515,938
      40,000   Friede Goldman International, Inc.<F1>        1,155,000
     124,000   Global Industries Ltd.<F1>                    2,092,500
     125,300   OMNI Energy Services Corp.<F1>                1,707,212
                                                           -----------
                                                             6,470,650
                                                           -----------
               OIL & GAS - EXPLORATION 1.22%
      86,800   Brigham Exploration Co.<F1>                     770,350
      40,000   Callon Petroleum Co.<F1>                        572,500
      77,200   Comstock Resources, Inc.<F1>                    574,175
      50,000   Swift Energy Co.<F1>                            796,875
                                                           -----------
                                                             2,713,900
                                                           -----------

     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               OIL & GAS - FIELD SERVICES 2.43%
     102,100   Ceanic Corp.<F1>                             $1,978,187
      37,000   Eagle Geophysical, Inc.<F1>                     388,500
     119,600   Horizon Offshore, Inc.<F1>                    1,173,575
     310,000   TransCoastal Marine Services, Inc.<F1>        1,869,672
                                                           -----------
                                                             5,409,934
                                                           -----------
               OIL & GAS - INTERNATIONAL 0.02%
       3,000   Petsec Energy Limited ADR<F1>                    48,563
                                                           -----------
               OIL & GAS - MACHINERY &
               EQUIPMENT 2.65%
      20,000   Cooper Cameron Corp.<F1>                      1,020,000
      58,200   Dril-Quip, Inc.<F1>                           1,527,750
      36,950   Gulf Island Fabrication, Inc.<F1>               692,813
       5,950   Smith International, Inc.<F1>                   207,134
     123,600   Varco International, Inc.<F1>                 2,448,825
                                                           -----------
                                                             5,896,522
                                                           -----------
               POLLUTION CONTROL -
               EQUIPMENT 0.74%
     335,100   Flanders Corp.<F1>                            1,633,612
                                                           -----------
               POLLUTION CONTROL - SERVICES 1.95%
      25,000   Allied Waste Industries, Inc.<F1>               600,000
      25,000   American Disposal Services, Inc.<F1>          1,171,875
      70,000   Newpark Resources, Inc.<F1>                     778,750
      63,000   Tetra Tech, Inc.<F1>                          1,527,750
      12,400   Waste Industries, Inc.<F1>                      258,075
                                                           -----------
                                                             4,336,450
                                                           -----------
               RESTAURANTS 2.63%
     362,500   Famous Dave's of America, Inc.<F1>            1,812,500
      44,000   Morton's Restaurant Group, Inc.<F1>           1,058,750
      22,500   PJ America, Inc.<F1>                            410,625
     100,000   Rainforest Cafe, Inc.<F1>                     1,387,500
     187,000   Taco Cabana, Inc.<F1>                         1,180,437
                                                           -----------
                                                             5,849,812
                                                           -----------



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                               SEMI-ANNUAL REPORT
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                        VAN WAGONER EMERGING GROWTH FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)



     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               RETAIL - APPAREL/SHOES 1.34%
      30,000   Gadzooks, Inc.<F1>                          $   826,875
      30,000   Just For Feet, Inc.<F1>                         855,000
      15,000   Ross Stores, Inc.                               645,000
      20,000   The Wet Seal, Inc.<F1>                          640,000
                                                           -----------
                                                             2,966,875
                                                           -----------
               RETAIL - DEPARTMENT STORES 0.49%
      27,500   Dollar General Corp.                          1,087,969
                                                           -----------
               RETAIL - DISCOUNT/VARIETY 1.01%
      69,000   Family Dollar Stores, Inc.                    1,276,500
      40,000   TJX Companies, Inc.                             965,000
                                                           -----------
                                                             2,241,500
                                                           -----------
               RETAIL - MAIL ORDER/DIRECT 0.90%
     278,291   Garden Escape<F1><F3>                         1,046,374
      27,500   Pacific Sunwear of California, Inc.<F1>         962,500
                                                           -----------
                                                             2,008,874
                                                           -----------
               TELECOMMUNICATIONS -
               EQUIPMENT 3.85%
      20,000   Advanced Fibre
                  Communications, Inc.<F1>                     801,250
      15,000   CIENA Corp.<F1>                               1,044,375
      69,000   Galileo Corp.<F1>                               819,375
      15,600   Metromedia Fiber Network, Inc.<F1>              727,350
     538,571   Netro Corp.<F1><F3>                           3,769,997
      15,000   Tekelec<F1>                                     671,250
      10,000   Tellabs, Inc.<F1>                               716,250
                                                           -----------
                                                             8,549,847
                                                           -----------
               TELECOMMUNICATIONS -
               SERVICES 5.39%
     287,356   Com21, Inc.<F1><F3>                           5,495,683
      20,000   Intermedia Communications Inc.<F1>              838,750
      15,000   Level 3 Communications, Inc.<F1>              1,110,000
      10,000   MediaOne Group, Inc.<F1>                        439,375
      40,000   MetroNet Communications Corp.<F1>             1,130,000
      34,000   Qwest Communication
                  International Inc.<F1>                     1,185,750



     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               TELECOMMUNICATIONS -
               SERVICES 5.39% (CONT'D.)
      60,000   Telegroup, Inc.<F1>                       $     555,000
         273   US West, Inc.                                    12,836
      40,000   World Access, Inc.<F1>                        1,200,000
                                                           -----------
                                                            11,967,394
                                                           -----------
               TEXTILE - APPAREL
               MANUFACTURING 0.48%
      40,000   Nautica Enterprises, Inc.<F1>                 1,072,500
                                                           -----------
               WASTE DISPOSAL 0.20%
      15,000   Superior Services, Inc.<F1>                     450,938
                                                           -----------
               Total Common Stocks
               (cost $164,308,495)                         182,244,062
                                                           -----------
   PRINCIPAL
    AMOUNT
-------------
               U.S. TREASURY BILLS 22.51%

 $52,470,000   U.S. Treasury Bills, 5/27/99                 50,007,408
                                                           -----------
               Total U.S. Treasury Bills
               (cost $50,007,408)                           50,007,408
                                                           -----------
               REPURCHASE AGREEMENTS 0.40%

     891,000   UMB Bank, n.a., 5.05%, dated
               6/30/98, repurchase price
               $891,123 maturing 7/1/98
               (collateralized by U.S. Treasury
               Notes, 6.875%, 7/31/99)                         891,000
                                                           -----------
               Total Repurchase Agreements
               (cost $891,000)                                 891,000
                                                           -----------



                               VAN WAGONER FUNDS
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                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                        VAN WAGONER EMERGING GROWTH FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)



                                                              VALUE
                                                          ------------
               Total Investments 104.96%
               (cost $215,206,903)                        $233,142,470

               Liabilities less
               Other Assets (4.96)%                       (11,011,986)
                                                          ------------
               NET ASSETS 100.00%                         $222,130,484
                                                          ============
     NUMBER
    OF SHARES
  ------------
               SECURITIES SOLDSHORT

      32,500   Broadcom Corp.                             $  2,392,813
                                                          ------------
               Total Securities Sold Short
               (proceeds $1,947,373)                      $  2,392,813
                                                          ============
     NUMBER
  OF CONTRACTS
  ------------
               CALL OPTIONS WRITTEN

         981   Avant! Corp., expires 7/30/98,
               exercise price $30                         $     49,050
                                                          ------------
               Total Call Options Written
               (proceeds $101,285)                        $     49,050
                                                          ============
<F1>Non-income producing
<F2>Affiliated company - see Note 6
<F3>Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Security is valued under procedures established by the Board of Directors.

See notes to financial statements.





                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                           VAN WAGONER MICRO-CAP FUND
                            SCHEDULE OF INVESTMENTS
                                 June 30, 1998
                                  (Unaudited)



     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               COMMON STOCKS 76.88%

               AEROSPACE 0.58%
      10,000   SBS Technologies, Inc.<F1>                   $  301,250
                                                            ----------
               BANKS - WEST/SOUTHWEST 0.62%
      20,000   Colorado Business Bankshares, Inc.<F1>          320,000
                                                            ----------
               CHEMICALS - SPECIALTY 0.30%
      15,200   NuCo2 Inc.<F1>                                  156,750
                                                            ----------
               COMMERCIAL SERVICES -
               BUSINESS 1.11%
      50,000   Dental Care Alliance, Inc.<F1>                  575,000
                                                            ----------
               COMMERCIAL SERVICES -
               MISCELLANEOUS 3.67%
       5,000   Abacus Direct Corp.<F1>                         259,687
       5,000   AnswerThink Consulting
                 Group, Inc.<F1>                               107,500
      22,500   Boron, LePore & Associates, Inc.<F1>            855,000
       5,000   INSpire Insurance Solutions, Inc.<F1>           166,250
      10,000   MedQuist, Inc.<F1>                              288,750
       5,000   ProBusiness Services, Inc.<F1>                  233,750
                                                            ----------
                                                             1,910,937
                                                            ----------
               COMMERCIAL SERVICES -
               SCHOOLS 2.01%
      25,000   Caliber Learning Network, Inc.<F1>              384,375
      15,000   Computer Learning Centers, Inc.<F1>             373,125
       8,800   Education Management Corp.<F1>                  289,300
                                                            ----------
                                                             1,046,800
                                                            ----------
               COMMERCIAL SERVICES -
               SECURITY/SAFETY 0.47%
       7,500   Check Point Software
                  Technologies Ltd.<F1>                        245,625
                                                            ----------
               COMPUTERS - GRAPHICS 0.59%
       7,500   Micromuse Inc.<F1>                              306,094
                                                            ----------


     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               COMPUTERS - INTEGRATED
               SYSTEMS 2.43%
      30,000   Apex PC Solutions, Inc.<F1>                $    836,250
       8,000   Mercury Computer Systems, Inc.<F1>              116,000
      15,000   Peerless Systems Corp.<F1>                      311,250
                                                            ----------
                                                             1,263,500
                                                            ----------
               COMPUTERS - MEMORY
               DEVICES 0.41%
      15,000   Advanced Digital
                  Information Corp.<F1>                        213,750
                                                            ----------
               COMPUTERS - PERIPHERALS 0.45%
      15,000   NeoMagic Corp.<F1>                              232,500
                                                            ----------
               COMPUTERS - RETAIL/
               WHOLESALE 4.87%
     133,000   CHS Electronics, Inc.<F1>                     2,377,375
       6,000   Pomeroy Computer
                  Resources, Inc.<F1>                          156,375
                                                            ----------
                                                             2,533,750
                                                            ----------
               COMPUTERS - SERVICES 0.54%
      10,000   Aris Corp.<F1>                                  280,000
                                                            ----------
               COMPUTERS - SOFTWARE 6.91%
      40,800   Ariba Technologies<F1><F3>                      510,000
      93,000   Avant! Corp.<F1>                              2,301,750
      10,000   Great Plains Software, Inc.<F1>                 338,750
      35,714   NetDynamics Inc.<F1><F3>                        249,998
      60,200   Unwired Planet<F1><F3>                          193,242
                                                            ----------
                                                             3,593,740
                                                            ----------
               COMPUTER SOFTWARE -
               ENTERPRISE 0.65%
      20,000   Business Objects S.A.<F1>                       337,500
                                                            ----------
               COMPUTER SOFTWARE -
               MEDICAL 0.70%
      50,000   OnHealth Network Co.<F1>                        365,625
                                                            ----------






                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------


                           VAN WAGONER MICRO-CAP FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)

     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               COMPUTER SOFTWARE -
               SECURITY 0.58%
       8,000   ISS Group, Inc.<F1>                        $    301,000
                                                            ----------
               ELECTRONICS - MEASURING
               INSTRUMENTS 2.01%
      52,000   Mettler-Toledo International Inc.<F1>         1,043,250
                                                            ----------
               ELECTRONICS - MISCELLANEOUS
               COMPONENTS 1.66%
      10,000   Aavid Thermal Technologies, Inc.<F1>            292,500
      10,000   Alpha Industries, Inc.<F1>                      149,375
      15,000   Artisan Components, Inc.<F1>                    202,500
      20,000   RF Micro Devices, Inc.<F1>                      217,500
                                                            ----------
                                                               861,875
                                                            ----------
               ELECTRONICS - SEMICONDUCTOR
               MANUFACTURING 3.57%
      15,500   SDL, Inc.<F1>                                   370,063
      25,800   SEEQ Technology, Inc.<F1>                        46,762
      35,000   SIPEX Corp.<F1>                                 752,500
     115,000   Transmeta Corp.<F1><F3>                         690,000
                                                            ----------
                                                             1,859,325
                                                            ----------
               ENERGY - ALTERNATIVE SOURCES 0.73%
      17,500   KTI, Inc.<F1>                                   378,437
                                                            ----------
               INFORMATION SERVICES 0.90%
      15,000   Data Processing Resources Corp.<F1>             465,938
                                                            ----------
               LEISURE - GAMES & TOYS 0.50%
      13,600   The First Years Inc.                            258,400
                                                            ----------
               LEISURE - SERVICES 0.92%
       5,000   Steiner Leisure Ltd.<F1>                        151,250
      10,000   Travel Services International, Inc.<F1>         328,750
                                                            ----------
                                                               480,000
                                                            ----------


     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               MEDIA 0.55%
       6,000   Emmis Broadcasting Corp.<F1>                $   286,875
                                                            ----------
               MEDICAL/DENTAL SERVICES 1.36%
      28,000   ICON plc<F1>                                    707,000
                                                            ----------
               MEDICAL - INFORMATION
               SERVICES 0.54%
      27,000   MECON, Inc.<F1>                                 280,125
                                                            ----------
               MEDICAL - INSTRUMENTS 2.15%
     140,000   IRIDEX Corp.<F1>                              1,120,000
                                                            ----------
               MEDICAL - PRODUCTS 1.06%
      25,000   Pharmaceutical Product
                  Development, Inc.<F1>                        550,000
                                                            ----------

               OIL & GAS 1.69%
      15,000   Cal Dive International, Inc.<F1>                413,437
      34,100   OMNI Energy Services Corp.<F1>                  464,613
                                                            ----------
                                                               878,050
                                                            ----------
               OIL & GAS - DRILLING 1.85%
      12,000   Atwood Oceanics, Inc.<F1>                       477,750
      15,000   Cliffs Drilling Co.<F1>                         492,188
                                                            ----------
                                                               969,938
                                                            ----------
               OIL & GAS - EXPLORATION 1.66%
      27,250   Brigham Exploration Co.<F1>                     241,844
      12,000   Callon Petroleum Co.<F1>                        171,750
      23,800   Comstock Resources, Inc.<F1>                    177,012
      17,000   Swift Energy Co.<F1>                            270,938
                                                            ----------
                                                               861,544
                                                            ----------
               OIL & GAS - FIELD SERVICES 4.77%
      25,000   Ceanic Corp.<F1>                                484,375
      28,400   Dawson Geophysical Co.<F1>                      539,600
      25,500   Eagle Geophysical, Inc.<F1>                     267,750





                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------


                           VAN WAGONER MICRO-CAP FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)



     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               OIL & GAS - FIELD SERVICES 4.77% (CONT'D.)
      38,000   Horizon Offshore, Inc.<F1>                   $  372,875
     135,000   TransCoastal Marine Services, Inc.<F1>          814,211
                                                            ----------
                                                             2,478,811
                                                            ----------
               OIL & GAS - MACHINERY &
               EQUIPMENT 2.80%
      10,000   Cooper Cameron Corp.<F1>                        510,000
      14,600   Dril-Quip, Inc.<F1>                             383,250
      30,000   Gulf Island Fabrication, Inc.<F1>               562,500
                                                            ----------
                                                             1,455,750
                                                            ----------
               POLLUTION CONTROL -
               EQUIPMENT 0.70%
      75,000   Flanders Corp.<F1>                              365,625
                                                            ----------
               POLLUTION CONTROL - SERVICES 3.76%
      34,500   Tetra Tech, Inc.<F1>                            836,625
      25,000   Waste Connections, Inc.<F1>                     496,875
      30,000   Waste Industries, Inc.<F1>                      624,375
                                                            ----------
                                                             1,957,875
                                                            ----------
               RESTAURANTS 4.24%
      85,000   Famous Dave's of America, Inc.<F1>              425,000
      15,000   Morton's Restaurant Group, Inc.<F1>             360,937
      30,000   PJ America Inc.<F1>                             547,500
      25,000   Rainforest Cafe, Inc.<F1>                       346,875
      83,000   Taco Cabana, Inc.<F1>                           523,938
                                                            ----------
                                                             2,204,250
                                                            ----------
               RETAIL - APPAREL/SHOES 2.75%
      20,000   Gadzooks, Inc.<F1>                              551,250
      15,000   Just For Feet, Inc.<F1>                         427,500
       7,500   The Finish Line, Inc.<F1>                       210,938
       7,500   The Wet Seal, Inc.<F1>                          240,000
                                                            ----------
                                                             1,429,688
                                                            ----------

     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               RETAIL - MAIL ORDER/DIRECT 2.47%
      18,000   DM Management Co.<F1>                      $    645,750
      62,533   Garden Escape<F1><F3>                           235,124
      11,500   Pacific Sunwear of California, Inc.<F1>         402,500
                                                            ----------
                                                             1,283,374
                                                            ----------
               TELECOMMUNICATIONS -
               EQUIPMENT 3.35%
      41,300   Galileo Corp.<F1>                               490,437
      20,000   Inter-Tel, Inc.                                 320,000
     132,857   Netro Corp.<F1><F3>                             929,999
                                                            ----------
                                                             1,740,436
                                                            ----------
               TELECOMMUNICATIONS -
               SERVICES 3.13%
      57,471   Com21, Inc.<F1><F3>                           1,099,133
      25,000   Telegroup, Inc.<F1>                             231,250
      10,000   World Access, Inc.<F1>                          300,000
                                                            ----------
                                                             1,630,383
                                                            ----------
               WASTE DISPOSAL 0.87%
      15,000   Superior Services, Inc.<F1>                     450,937
                                                            ----------
               Total Common Stocks
               (cost $37,460,136)                           39,981,707
                                                            ----------
    PRINCIPAL
     AMOUNT
  -----------
               U.S. TREASURY BILLS 7.69%

  $4,197,000   U.S. Treasury Bills, 5/27/99                  4,000,021
                                                            ----------
               Total U.S. Treasury Bills
               (cost $4,000,021)                             4,000,021
                                                            ----------



                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                           VAN WAGONER MICRO-CAP FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)



    PRINCIPAL
     AMOUNT                                                   VALUE
-----------------------------------------------------------------------
               REPURCHASE AGREEMENTS 8.14%

  $4,235,000   UMB Bank, n.a., 5.05%, dated
               6/30/98, repurchase price
               $4,235,586, maturing 7/1/98
               (collateralized by U.S. Treasury
               Notes, 5.75%, 9/30/99)                      $ 4,235,000
                                                           -----------
               Total Repurchase Agreements
               (cost $4,235,000)                             4,235,000
               SHORT-TERM INVESTMENTS 0.00%                -----------

         223   UMB Bank, n.a., Money
               Market Fiduciary                                    223
                                                           -----------
               Total Short-Term Investments
               (cost $223)                                         223
                                                           -----------
               Total Investments 92.71%
               (cost $45,695,380)                           48,216,951

               Other Assets
               less Liabilities 7.29%                        3,790,815
                                                           -----------
               NET ASSETS 100.00%                          $52,007,766
                                                           ===========



<F1>Non-income producing
<F3>Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Security is valued under procedures established by the Board of Directors.

See notes to financial statements.





                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                            VAN WAGONER MID-CAP FUND
                            SCHEDULE OF INVESTMENTS
                                 June 30, 1998
                                  (Unaudited)




     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               COMMON STOCKS 90.32%

               BANKS - SOUTHEAST 0.97%
      16,500   First Tennessee National Corp.               $  520,781
                                                            ----------
               COMMERCIAL SERVICES -
               MISCELLANEOUS 0.57%
       7,500   International Network Services<F1>              307,500
                                                            ----------
               COMMERCIAL SERVICES -
               SCHOOLS 2.45%
      22,500   Apollo Group, Inc.<F1>                          743,906
      17,500   Sylvan Learning Systems, Inc.<F1>               573,125
                                                            ----------
                                                             1,317,031
                                                            ----------
               COMMERCIAL SERVICES -
               SECURITY/SAFETY 1.82%
      30,000   Check Point Software
                  Technologies Ltd.<F1>                        982,500
                                                            ----------
               COMPUTERS - LOCAL
               NETWORKS 3.26%
      10,000   Ascend Communications, Inc.<F1>                 495,625
      10,000   Cisco Systems, Inc.<F1>                         920,625
       5,000   Citrix Systems, Inc.<F1>                        341,875
                                                            ----------
                                                             1,758,125
                                                            ----------
               COMPUTERS - MEMORY
               DEVICES 3.52%
      17,500   EMC Corp.<F1>                                   784,219
      10,000   Legato Systems, Inc.<F1>                        390,000
      17,500   VERITAS Software Corp.<F1>                      724,062
                                                            ----------
                                                             1,898,281
                                                            ----------
               COMPUTERS - MINI/MICRO 0.17%
       1,000   Dell Computer Corp.<F1>                          92,813
                                                            ----------
               COMPUTERS - RETAIL/
               WHOLESALE 4.40%
     132,500   CHS Electronics, Inc.<F1>                     2,368,437
                                                            ----------


     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               COMPUTERS - SERVICES 4.02%
       5,000   America Online, Inc.<F1>                     $  530,000
       8,500   Cambridge Technology
                  Partners, Inc.<F1>                           464,313
      15,000   Computer Horizons Corp.<F1>                     555,937
      17,500   Gartner Group, Inc.<F1>                         612,500
                                                            ----------
                                                             2,162,750
                                                            ----------
               COMPUTERS - SOFTWARE 8.66%
       2,500   Aspect Development, Inc.<F1>                    189,063
      37,500   Avant! Corp.<F1>                                928,125
      12,500   CBT Group plc ADR<F1>                           668,750
      15,000   Compuware Corp.<F1>                             766,875
      15,000   J.D. Edwards & Co.<F1>                          644,062
      12,500   PeopleSoft, Inc.<F1>                            587,500
      17,500   Saville Systems Ireland plc ADR<F1>             877,187
                                                            ----------
                                                             4,661,562
                                                            ----------
               COMPUTER SOFTWARE - EDUCATIONAL/
               ENTERTAINMENT 0.75%
       7,500   Electronic Arts Inc.<F1>                        405,000
                                                            ----------
               COMPUTER SOFTWARE -
               ENTERPRISE 3.56%
      10,000   Computer Associates
                  International, Inc.                          555,625
      12,000   Sapient Corp.<F1>                               633,000
      25,000   Software AG Systems, Inc.<F1>                   731,250
                                                            ----------
                                                             1,919,875
                                                            ----------
               COMPUTER SOFTWARE -
               INTERNET 0.43%
       3,000   EarthLink Network, Inc.<F1>                     230,250
                                                            ----------
               ELECTRONICS - SEMICONDUCTOR
               EQUIPMENT 0.64%
      10,000   DuPont Photomasks, Inc.<F1>                     345,000
                                                            ----------



                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                            VAN WAGONER MID-CAP FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)



     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               ELECTRONICS - SEMICONDUCTOR
               MANUFACTURING 1.19%
       1,000   Linear Technology Corp.                    $     60,312
       1,000   Maxim Integrated Products, Inc.<F1>              31,688
       4,000   PMC-Sierra, Inc.<F1>                            187,500
       2,500   SIPEX Corp.<F1>                                  53,750
      10,000   Vitesse Semiconductor Corp.<F1>                 308,750
                                                            ----------
                                                               642,000
                                                            ----------
               FINANCE - CONSUMER LOANS 2.73%
      30,000   SLM Holding Corp.                             1,470,000
                                                            ----------
               FINANCE - INVESTMENT
               BANKING 1.59%
      20,000   A.G. Edwards, Inc.                              853,750
                                                            ----------
               FINANCE - INVESTMENT
               MANAGEMENT 1.38%
      15,000   Kansas City Southern
                  Industries, Inc.                             744,375
                                                            ----------
               FUNERAL SERVICES 0.86%
      17,500   Stewart Enterprises, Inc.                       465,938
                                                            ----------
               INSURANCE 1.66%
       5,000   CMAC Investment Corp.                           307,500
      12,500   Conseco, Inc.                                   584,375
                                                            ----------
                                                               891,875
                                                            ----------
               INSURANCE - PROPERTY/CASUALTY/
               TITLE 1.08%
       7,500   EXEL Ltd.                                       583,594
                                                            ----------
               LEISURE - SERVICES 1.10%
      15,000   Carnival Corp.                                  594,375
                                                            ----------
               MEDIA 4.56%
      17,500   Emmis Broadcasting Corp.<F1>                    836,719
      15,000   Heftel Broadcasting Corp.<F1>                   671,250
                                                            ----------



     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               MEDIA 4.56% (CONT'D.)
      33,000   Sinclair Broadcast Group, Inc.<F1>           $  948,750
                                                            ----------
                                                             2,456,719
                                                            ----------
               MEDICAL/DENTAL SUPPLIES 2.32%
      12,500   STERIS Corp.<F1>                                794,921
      12,500   The Cooper Companies, Inc.<F1>                  455,469
                                                            ----------
                                                             1,250,390
                                                            ----------
               MEDICAL - INFORMATION
               SERVICES 2.71%
      25,000   HBO & Co.                                       881,250
      12,500   IDX Systems Corp.<F1>                           575,781
                                                            ----------
                                                             1,457,031
                                                            ----------
               MEDICAL - INSTRUMENTS 1.00%
      15,000   Arterial Vascular Engineering, Inc.<F1>         536,250
                                                            ----------
               MEDICAL - NURSING HOMES 1.00%
      20,000   CareMatrix Corp.<F1>                            538,750
                                                            ----------
               MEDICAL - OUTPATIENT/
               HOME 3.90%
      30,000   Renal Care Group, Inc.<F1>                    1,321,875
      22,500   Total Renal Care Holdings, Inc.<F1>             776,250
                                                            ----------
                                                             2,098,125
                                                            ----------
               OIL & GAS 0.11%
       1,000   Coflexip S.A. ADR                                61,125
                                                            ----------
               OIL & GAS - FIELD SERVICES 0.26%
       2,500   Halliburton Co.                                 111,406
       1,000   Stolt Comex Seaway, S.A.<F1>                     19,375
         500   Stolt Comex Seaway, S.A. ADR<F1>                  8,750
                                                            ----------
                                                               139,531
                                                            ----------





                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                            VAN WAGONER MID-CAP FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)


     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               OIL & GAS - MACHINERY &
               EQUIPMENT 3.18%
      10,000   Cooper Cameron Corp.<F1>                   $    510,000
      17,500   Smith International, Inc.<F1>                   609,219
      30,000   Varco International, Inc.<F1>                   594,375
                                                            ----------
                                                             1,713,594
                                                            ----------
               POLLUTION CONTROL - SERVICES 2.27%
      17,500   Allied Waste Industries, Inc.<F1>               420,000
      10,000   American Disposal Services, Inc.<F1>            468,750
      30,000   Newpark Resources, Inc.<F1>                     333,750
                                                            ----------
                                                             1,222,500
                                                            ----------
               RESTAURANTS 2.19%
      22,500   Landry's Seafood Restaurants, Inc.<F1>          407,108
      14,500   Starbucks Corp.<F1>                             774,844
                                                            ----------
                                                             1,181,952
                                                            ----------
               RETAIL - APPAREL/SHOES 3.38%
      20,000   Ross Stores, Inc.                               860,000
      30,000   The Wet Seal, Inc.<F1>                          960,000
                                                            ----------
                                                             1,820,000
                                                            ----------
               RETAIL - DEPARTMENT STORES 0.94%
      12,500   Proffitt's, Inc.<F1>                            504,688
                                                            ----------
               RETAIL - DISCOUNT/VARIETY 1.91%
      12,500   BJ's Wholesale Club, Inc.<F1>                   507,813
      15,000   Family Dollar Stores, Inc.                      277,500
      10,000   TJX Companies, Inc.                             241,250
                                                            ----------
                                                             1,026,563
                                                            ----------
               RETAIL - HOME FURNISHINGS 0.79%
      12,000   Department 56, Inc.<F1>                         426,000
                                                            ----------
               RETAIL - MAIL ORDER/DIRECT 0.19%
       1,000   Amazon.com, Inc.<F1>                             99,750
                                                            ----------




     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               SUPERMARKETS 0.76%
      10,000   Safeway Inc.<F1>                             $  406,875
                                                            ----------
               TELECOMMUNICATIONS -
               CELLULAR 0.99%
      10,000   Iridium World
                  Communications Ltd.<F1>                      531,875
                                                            ----------
               TELECOMMUNICATIONS -
               EQUIPMENT 3.06%
      12,500   Advanced Fibre
                  Communications, Inc.<F1>                     500,781
      12,500   CIENA Corp.<F1>                                 870,312
       1,000   Lucent Technologies Inc.                         83,188
       5,000   Premisys Communications, Inc.<F1>               124,375
       1,000   Tellabs, Inc.<F1>                                71,625
                                                            ----------
                                                             1,650,281
                                                            ----------
               TELECOMMUNICATIONS -
               SERVICES 5.94%
      50,000   Com21, Inc.<F1>                               1,062,500
      15,000   Intermedia Communications Inc.<F1>              629,063
      27,500   Nextel Communications, Inc.<F1>                 684,062
      27,500   RSL Communications, Ltd.
                  Class A<F1>                                  825,000
                                                            ----------
                                                             3,200,625
                                                            ----------
               TEXTILE - APPAREL
               MANUFACTURING 0.87%
      17,500   Nautica Enterprises, Inc.<F1>                   469,219
                                                            ----------
               TRANSPORTATION - AIRLINE 1.18%
      17,500   Midwest Express Holdings, Inc.<F1>              633,281
                                                            ----------
               Total Common Stocks
               (cost $42,394,581)                           48,640,936
                                                            ----------






                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                            VAN WAGONER MID-CAP FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)




    PRINCIPAL
     AMOUNT                                                   VALUE
-----------------------------------------------------------------------
               REPURCHASE AGREEMENTS 8.27%

  $4,456,000   UMB Bank, n.a., 5.05%, dated
               6/30/98, repurchase price
               $4,456,617, maturing 7/1/98
               (collateralized by U.S. Treasury
               Notes, 5.75%, 9/30/99)                      $ 4,456,000
                                                           -----------
               Total Repurchase Agreements
               (cost $4,456,000)                             4,456,000
                                                           -----------
               SHORT-TERM INVESTMENTS 0.00%

         793   UMB Bank, n.a., Money
               Market Fiduciary                                    793
                                                           -----------
               Total Short-Term Investments
               (cost $793)                                         793
                                                           -----------
               Total Investments 98.59%
               (cost $46,851,374)                           53,097,729

               Other Assets
               less Liabilities 1.41%                          760,123
                                                           -----------
               NET ASSETS 100.00%                          $53,857,852
                                                          ============



<F1>Non-income producing

See notes to financial statements.





                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                         VAN WAGONER POST-VENTURE FUND
                            SCHEDULE OF INVESTMENTS
                                 June 30, 1998
                                  (Unaudited)


     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               COMMON STOCKS 88.23%

               AGRICULTURAL OPERATIONS 0.65%
       4,000   AgriBioTech, Inc.<F1>                          $110,750
                                                              --------
               BANKS - WEST/SOUTHWEST 0.75%
       8,000   Colorado Business Bankshares, Inc.<F1>          128,000
                                                              --------
               CHEMICALS - SPECIALTY 0.61%
      10,000   NuCo2 Inc.<F1>                                  103,125
                                                              --------
               COMMERCIAL SERVICES -
               BUSINESS 1.27%
      15,000   Dental Care Alliance, Inc.<F1>                  172,500
       6,300   Pentegra Dental Group, Inc.<F1>                  43,313
                                                              --------
                                                               215,813
                                                              --------
               COMMERCIAL SERVICES -
               MISCELLANEOUS 2.89%
       2,900   Abacus Direct Corp.<F1>                         150,619
       3,000   AnswerThink Consulting
                 Group, Inc.<F1>                                64,500
       5,000   Boron, LePore & Associates, Inc.<F1>            190,000
       3,000   MedQuist, Inc.<F1>                               86,625
                                                              --------
                                                               491,744
                                                              --------
               COMMERCIAL SERVICES -
               SCHOOLS 1.67%
       2,250   Apollo Group, Inc.<F1>                           74,390
       7,250   Caliber Learning Network, Inc.<F1>              111,469
       3,000   Education Management Corp.<F1>                   98,625
                                                              --------
                                                               284,484
                                                              --------
               COMMERCIAL SERVICES -
               SECURITY/SAFETY 1.82%
       2,500   Check Point Software
                  Technologies Ltd.<F1>                         81,875
      17,500   Rural/Metro Corp.<F1>                           227,500
                                                              --------
                                                               309,375
                                                              --------



     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               COMMERCIAL SERVICES -
               STAFFING 0.53%
       3,000   Romac International, Inc.<F1>                 $  91,125
                                                              --------
               COMPUTERS - GRAPHICS 0.36%
       1,500   Micromuse Inc.<F1>                               61,219
                                                              --------
               COMPUTERS - INTEGRATED
               SYSTEMS 1.45%
       7,000   Apex PC Solutions, Inc.<F1>                     195,125
       2,500   Peerless Systems Corp.<F1>                       51,875
                                                              --------
                                                               247,000
                                                              --------
               COMPUTERS - LOCAL
               NETWORKS 1.04%
       1,500   Ascend Communications, Inc.<F1>                  74,344
       1,500   Citrix Systems, Inc.<F1>                        102,562
                                                              --------
                                                               176,906
                                                              --------
               COMPUTERS - MEMORY
               DEVICES 2.05%
       3,000   Advanced Digital
                  Information Corp.<F1>                         42,750
       6,000   Intevac, Inc.<F1>                                64,500
       3,000   Legato Systems, Inc.<F1>                        117,000
       3,000   VERITAS Software Corp.<F1>                      124,125
                                                              --------
                                                               348,375
                                                              --------
               COMPUTERS - MINI/MICRO 1.09%
       2,000   Dell Computer Corp.<F1>                         185,625
                                                              --------
               COMPUTERS - RETAIL/
               WHOLESALE 5.77%
      55,000   CHS Electronics, Inc.<F1>                       983,125
                                                              --------
               COMPUTERS - SERVICES 0.49%
       3,000   Aris Corp.<F1>                                   84,000
                                                              --------




                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                         VAN WAGONER POST-VENTURE FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)

     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               COMPUTERS - SOFTWARE 9.56%
      12,000   Ariba Technologies<F1><F3>                   $  150,000
      30,000   Avant! Corp.<F1>                                742,500
       1,500   CBT Group plc ADR<F1>                            80,250
       3,500   HNC Software Inc.<F1>                           142,844
       3,000   J.D. Edwards & Co.<F1>                          128,812
       7,143   NetDynamics Inc.<F1><F3>                         50,001
       4,000   Netscape Communications Corp.<F1>               108,250
       3,500   Saville Systems Ireland plc ADR<F1>             175,437
      15,840   Unwired Planet<F1><F3>                           50,846
                                                            ----------
                                                             1,628,940
                                                            ----------
               COMPUTER SOFTWARE -
               ENTERPRISE 0.84%
       1,500   International Integration Inc.<F1>               25,875
       4,000   Software AG Systems, Inc.<F1>                   117,000
                                                            ----------
                                                               142,875
                                                            ----------
               COMPUTER SOFTWARE -
               INTERNET 0.45%
       1,000   EarthLink Network, Inc.<F1>                      76,750
                                                            ----------
               COMPUTER SOFTWARE -
               MEDICAL 0.64%
      15,000   OnHealth Network Co.<F1>                        109,687
                                                            ----------
               COMPUTER SOFTWARE -
               SECURITY 0.22%
       1,000   ISS Group, Inc.<F1>                              37,625
                                                            ----------
               ELECTRONICS - MEASURING
               INSTRUMENTS 1.39%
      11,800   Mettler-Toledo International Inc.<F1>           236,737
                                                            ----------
               ELECTRONICS - MISCELLANEOUS
               COMPONENTS 1.75%
       3,000   Aavid Thermal Technologies, Inc.<F1>             87,750
       5,000   Artisan Components, Inc.<F1>                     67,500
       5,000   RF Micro Devices, Inc.<F1>                       54,375
       6,000   Sawtek Inc.<F1>                                  88,500
                                                            ----------
                                                               298,125
                                                            ----------


     NUMBER
    OF SHARES                                                 VALUE
-----------------------------------------------------------------------
               ELECTRONICS - SEMICONDUCTOR
               MANUFACTURING 6.70%
       2,250   Linear Technology Corp.                      $  135,703
       3,000   Maxim Integrated Products, Inc.<F1>              95,063
       1,500   PMC-Sierra, Inc.<F1>                             70,313
       6,500   SDL, Inc.<F1>                                   155,187
      13,500   SIPEX Corp.<F1>                                 290,250
      40,000   Transmeta Corp.<F1><F3>                         240,000
       5,000   Vitesse Semiconductor Corp.<F1>                 154,375
                                                            ----------
                                                             1,140,891
                                                            ----------
               ENERGY - ALTERNATIVE SOURCES 0.76%
       6,000   KTI, Inc.<F1>                                   129,750
                                                            ----------
               FINANCE - MORTGAGE & RELATED
               SERVICES 0.46%
       3,000   Ames Department Stores, Inc.<F1>                 78,937
                                                            ----------
               LEISURE - SERVICES 2.24%
       3,000   Carnival Corp.                                  118,875
       1,500   Royal Caribbean Cruises Ltd.                    119,250
       1,500   Steiner Leisure Ltd.<F1>                         45,375
       3,000   Travel Services International, Inc.<F1>          98,625
                                                            ----------
                                                               382,125
                                                            ----------
               MEDIA 1.31%
       4,500   Chancellor Media Corp.<F1>                      223,453
                                                            ----------
               MEDICAL/DENTAL SUPPLIES 2.50%
      10,000   ICON plc<F1>                                    252,500
       1,000   STERIS Corp.<F1>                                 63,594
       3,000   The Cooper Companies, Inc.<F1>                  109,312
                                                            ----------
                                                               425,406
                                                            ----------
               MEDICAL - INFORMATION
               SERVICES 1.01%
       1,500   IDX Systems Corp.<F1>                            69,094
      10,000   MECON, Inc.<F1>                                 103,750
                                                            ----------
                                                               172,844
                                                            ----------




                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                         VAN WAGONER POST-VENTURE FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)



     NUMBER
    OF SHARES                                                  VALUE
-----------------------------------------------------------------------
               MEDICAL - INSTRUMENTS 1.41%
      30,000   IRIDEX Corp.<F1>                               $240,000
                                                              --------
               MEDICAL - OUTPATIENT/HOME 1.59%
       3,000   Renal Care Group, Inc.<F1>                      132,188
       4,000   Total Renal Care Holdings, Inc.<F1>             138,000
                                                              --------
                                                               270,188
                                                              --------
               MEDICAL - PRODUCTS 2.23%
       5,000   PAREXEL International Corp.<F1>                 181,875
       9,000   Pharmaceutical Product
                  Development, Inc.<F1>                        198,000
                                                              --------
                                                               379,875
                                                              --------
               OIL & GAS 2.70%
       4,000   Cal Dive International, Inc.<F1>                110,250
       5,000   Friede Goldman International, Inc.<F1>          144,375
      15,000   OMNI Energy Services Corp.<F1>                  204,375
                                                              --------
                                                               459,000
                                                              --------
               OIL & GAS - EXPLORATION 0.54%
       2,000   Brigham Exploration Co.<F1>                      17,750
      10,000   Comstock Resources, Inc.<F1>                     74,375
                                                              --------
                                                                92,125
                                                              --------
               OIL & GAS - FIELD SERVICES 1.89%
       5,000   Eagle Geophysical, Inc.<F1>                      52,500
       9,000   Horizon Offshore, Inc.<F1>                       88,313
      30,000   TransCoastal Marine Services, Inc.<F1>          180,936
                                                              --------
                                                               321,749
                                                              --------
               OIL & GAS - MACHINERY &
               EQUIPMENT 1.56%
       3,000   Dril-Quip, Inc.<F1>                              78,750
      10,000   Gulf Island Fabrication, Inc.<F1>               187,500
                                                              --------
                                                               266,250
                                                              --------
               POLLUTION CONTROL -
               EQUIPMENT 0.40%
      14,000   Flanders Corp.<F1>                               68,250
                                                              --------

     NUMBER
    OF SHARES                                                  VALUE
-----------------------------------------------------------------------
               POLLUTION CONTROL - SERVICES 3.40%
       2,000   American Disposal Services, Inc.<F1>           $ 93,750
       7,500   Tetra Tech, Inc.<F1>                            181,875
      10,000   Waste Connections, Inc.<F1>                     198,750
       5,000   Waste Industries, Inc.<F1>                      104,063
                                                              --------
                                                               578,438
                                                              --------
               RESTAURANTS 2.00%
      27,000   Famous Dave's of America, Inc.<F1>              135,000
       7,500   PJ America Inc.<F1>                             136,875
       5,000   Rainforest Cafe, Inc.<F1>                        69,375
                                                              --------
                                                               341,250
                                                              --------
               RETAIL - APPAREL/SHOES 2.39%
       2,500   Gadzooks, Inc.<F1>                               68,906
       6,000   Just For Feet, Inc.<F1>                         171,000
       2,500   The Finish Line, Inc.<F1>                        70,313
       3,000   The Wet Seal, Inc.<F1>                           96,000
                                                              --------
                                                               406,219
                                                              --------
               RETAIL - HOME FURNISHINGS 0.89%
       6,000   Restoration Hardware, Inc.<F1>                  150,750
                                                              --------
               RETAIL - MAIL ORDER/DIRECT 1.95%
       5,000   DM Management Co.<F1>                           179,375
      19,747   Garden Escape<F1><F3>                            74,249
       2,250   Pacific Sunwear of California, Inc.<F1>          78,750
                                                              --------
                                                               332,374
                                                              --------
               TELECOMMUNICATIONS -
               EQUIPMENT 5.16%
       2,000   Advanced Fibre
                  Communications, Inc.<F1>                      80,125
       1,500   CIENA Corp.<F1>                                 104,436
       3,000   Metromedia Fiber Network, Inc.<F1>              139,875
      42,857   Netro Corp.<F1><F3>                             299,999
       8,000   Premisys Communications, Inc.<F1>               199,000
       1,250   Tekelec<F1>                                      55,938
                                                              --------
                                                               879,373
                                                              --------





                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                         VAN WAGONER POST-VENTURE FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)




     NUMBER
    OF SHARES                                                  VALUE
-----------------------------------------------------------------------
               TELECOMMUNICATIONS -
               SERVICES 6.65%
       4,000   Com21, Inc.<F1>                              $   85,000
      14,368   Com21, Inc.<F1><F3>                             274,788
       3,000   Intermedia Communications Inc.<F1>              125,813
       1,000   Level 3 Communications, Inc.<F1>                 74,000
       2,000   MediaOne Group Inc.<F1>                          87,875
       7,000   MetroNet Communications Corp.<F1>               197,750
       4,000   Qwest Communication
                  International Inc.<F1>                       139,500
       6,000   Telegroup, Inc.<F1>                              55,500
          55   US West, Inc.                                     2,567
       3,000   World Access, Inc.<F1>                           90,000
                                                            ----------
                                                             1,132,793
                                                            ----------
               TEXTILE - APPAREL
               MANUFACTURING 0.79%
       5,000   Nautica Enterprises, Inc.<F1>                   134,062
                                                            ----------
               WASTE DISPOSAL 0.41%
       2,300   Superior Services, Inc.<F1>                      69,144
                                                            ----------
               Total Common Stocks
               (cost $13,534,188)                           15,026,651
                                                            ----------
   PRINCIPAL
    AMOUNT
  ----------
               U.S. TREASURY BILLS 5.87%

  $1,049,000   U.S. Treasury Bills, 5/27/99                    999,767
                                                            ----------
               Total U.S. Treasury Bills
               (cost $999,767)                                 999,767
                                                            ----------



    PRINCIPAL
     AMOUNT                                                   VALUE
-----------------------------------------------------------------------
               REPURCHASE AGREEMENTS 4.84%

    $824,000   UMB Bank, n.a., 5.05%, dated
               6/30/98, repurchase price
               $824,114, maturing 7/1/98
               (collateralized by U.S. Treasury
               Notes, 6.875%, 7/31/99)                     $   824,000
                                                           -----------
               Total Repurchase Agreements
               (cost $824,000)                                 824,000
               SHORT-TERM INVESTMENTS 0.00%                -----------

          64   UMB Bank, n.a., Money
               Market Fiduciary                                     64
                                                           -----------
               Total Short-Term Investments
               (cost $64)                                           64
                                                           -----------
               Total Investments 98.94%
               (cost $15,358,019)                           16,850,482

               Other Assets
               less Liabilities 1.06%                          181,028
                                                           -----------
               NET ASSETS 100.00%                          $17,031,510
                                                           ===========



<F1>Non-income producing
<F3>Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Security is valued under procedures established by the Board of Directors.

See notes to financial statements.





                                VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                          VAN WAGONER TECHNOLOGY FUND
                            SCHEDULE OF INVESTMENTS
                                 June 30, 1998
                                  (Unaudited)


     NUMBER
    OF SHARES                                                  VALUE
-----------------------------------------------------------------------
               COMMON STOCKS 62.20%

               AGRICULTURAL OPERATIONS 0.58%
       1,000   AgriBioTech, Inc.<F1>                          $ 27,687
                                                              --------
               COMMERCIAL SERVICES -
               MISCELLANEOUS 2.45%
         750   Abacus Direct Corp.<F1>                          38,953
       1,000   AnswerThink Consulting
                  Group, Inc.<F1>                               21,500
       1,500   Boron, LePore & Associates, Inc.<F1>             57,000
                                                              --------
                                                               117,453
                                                              --------
               COMMERCIAL SERVICES -
               SCHOOLS 0.61%
         300   Apollo Group, Inc.<F1>                            9,919
       1,250   Caliber Learning Network, Inc.                   19,219
                                                              --------
                                                                29,138
                                                              --------
               COMMERCIAL SERVICES -
               SECURITY/SAFETY 0.68%
       1,000   Check Point Software
                  Technologies Ltd.<F1>                         32,750
                                                              --------
               COMPUTERS - GRAPHICS 0.43%
         500   Micromuse Inc.<F1>                               20,406
                                                              --------
               COMPUTERS - INTEGRATED
               SYSTEMS 2.07%
       3,000   Apex PC Solutions, Inc.<F1>                      83,625
         750   Peerless Systems Corp.<F1>                       15,563
                                                              --------
                                                                99,188
                                                              --------
               COMPUTERS - LOCAL
               NETWORKS 2.50%
         500   Ascend Communications, Inc.<F1>                  24,781
         500   Cisco Systems, Inc.<F1>                          46,031
         500   Citrix Systems, Inc.<F1>                         34,187
         500   Xylan Corp.<F1>                                  14,906
                                                              --------
                                                               119,905
                                                              --------


     NUMBER
    OF SHARES                                                  VALUE
-----------------------------------------------------------------------
               COMPUTERS - MEMORY
               DEVICES 3.06%
       1,000   Advanced Digital
                  Information Corp.<F1>                       $ 14,250
       1,250   EMC Corp.<F1>                                    56,016
         900   Legato Systems, Inc.<F1>                         35,100
       1,000   VERITAS Software Corp.<F1>                       41,375
                                                              --------
                                                               146,741
                                                              --------
               COMPUTERS - MINI/MICRO 0.97%
         500   Dell Computer Corp.<F1>                          46,406
                                                              --------
               COMPUTERS - RETAIL/
               WHOLESALE 4.10%
      11,000   CHS Electronics, Inc.<F1>                       196,625
                                                              --------
               COMPUTERS - SERVICES 1.69%
         500   America Online, Inc.<F1>                         53,000
       1,000   Aris Corp.<F1>                                   28,000
                                                              --------
                                                                81,000
                                                              --------
               COMPUTERS - SOFTWARE 7.72%
       6,000   Avant! Corp.<F1>                                148,500
         500   CBT Group plc ADR<F1>                            26,750
         400   Compuware Corp.<F1>                              20,450
       1,150   HNC Software Inc.<F1>                            46,934
         600   J.D. Edwards & Co.<F1>                           25,762
         250   Microsoft Corp.<F1>                              27,094
       1,000   Netscape Communications Corp.<F1>                27,062
         750   Saville Systems Ireland plc ADR<F1>              37,594
       3,160   Unwired Planet<F1><F3>                           10,144
                                                              --------
                                                               370,290
                                                              --------
               COMPUTER SOFTWARE -
               ENTERPRISE 1.28%
       1,000   International Integration Inc.<F1>               17,250
       1,500   Software AG Systems, Inc.<F1>                    43,875
                                                              --------
                                                                61,125
                                                              --------





                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                          VAN WAGONER TECHNOLOGY FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)


     NUMBER
    OF SHARES                                                  VALUE
-----------------------------------------------------------------------
               COMPUTER SOFTWARE -
               MEDICAL 0.69%
       4,500   OnHealth Network Co.<F1>                       $ 32,906
                                                              --------
               COMPUTER SOFTWARE -
               SECURITY 0.39%
         500   ISS Group, Inc.<F1>                              18,813
                                                              --------
               ELECTRONICS - MISCELLANEOUS
               COMPONENTS 2.28%
       1,000   Aavid Thermal Technologies, Inc.<F1>             29,250
       1,500   Alpha Industries, Inc.<F1>                       22,406
       1,000   Artisan Components, Inc.<F1>                     13,500
       1,000   RF Micro Devices, Inc.<F1>                       10,875
       2,250   Sawtek Inc.<F1>                                  33,188
                                                              --------
                                                               109,219
                                                              --------
               ELECTRONICS - SEMICONDUCTOR
               MANUFACTURING 7.65%
       1,000   Linear Technology Corp.                          60,312
       1,000   Maxim Integrated Products, Inc.<F1>              31,688
         250   PMC-Sierra, Inc.<F1>                             11,719
       3,000   SDL, Inc.<F1>                                    71,625
       3,500   SIPEX Corp.<F1>                                  75,250
      11,666   Transmeta Corp.<F1><F3>                          69,996
       1,500   Vitesse Semiconductor Corp.<F1>                  46,312
                                                              --------
                                                               366,902
                                                              --------
               ENERGY - ALTERNATIVE SOURCES 0.56%
       1,250   KTI, Inc.<F1>                                    27,031
                                                              --------
               LEISURE - SERVICES 1.97%
       1,000   Carnival Corp.                                   39,625
         500   Royal Caribbean Cruises Ltd.                     39,750
         500   Steiner Leisure Ltd.<F1>                         15,125
                                                              --------
                                                                94,500
                                                              --------
               MEDICAL/DENTAL SUPPLIES 0.71%
         250   STERIS Corp.<F1>                                 15,898
         500   The Cooper Companies, Inc.<F1>                   18,219
                                                              --------
                                                                34,117
                                                              --------


     NUMBER
    OF SHARES                                                  VALUE
-----------------------------------------------------------------------
               MEDICAL - INFORMATION
               SERVICES 1.46%
         750   HBO & Co.                                      $ 26,438
         500   IDX Systems Corp.<F1>                            23,031
       2,000   MECON, Inc.<F1>                                  20,750
                                                              --------
                                                                70,219
                                                              --------
               MEDICAL - INSTRUMENTS 0.67%
       4,000   IRIDEX Corp.<F1>                                 32,000
                                                              --------
               MEDICAL - PRODUCTS 2.52%
       1,500   PAREXEL International Corp.<F1>                  54,563
       3,000   Pharmaceutical Product
                  Development, Inc.<F1>                         66,000
                                                              --------
                                                               120,563
                                                              --------
               MULTI INDUSTRY 0.52%
         500   Veritas DGC Inc.<F1>                             24,969
                                                              --------
               OIL & GAS 1.51%
       1,000   Cal Dive International, Inc.<F1>                 27,563
       3,300   OMNI Energy Services Corp.<F1>                   44,962
                                                              --------
                                                                72,525
                                                              --------
               OIL & GAS - FIELD SERVICES 1.72%
       1,500   Eagle Geophysical, Inc.<F1>                      15,750
       2,500   Horizon Offshore, Inc.<F1>                       24,531
       7,000   TransCoastal Marine Services, Inc.<F1>           42,219
                                                              --------
                                                                82,500
                                                              --------
               POLLUTION CONTROL -
               EQUIPMENT 0.31%
       3,000   Flanders Corp.<F1>                               14,625
                                                              --------
               POLLUTION CONTROL - SERVICES 0.63%
       1,250   Tetra Tech, Inc.<F1>                             30,313
                                                              --------





                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                          VAN WAGONER TECHNOLOGY FUND
                       SCHEDULE OF INVESTMENTS (cont'd.)




     NUMBER
    OF SHARES                                                  VALUE
-----------------------------------------------------------------------
               RETAIL - MAIL ORDER/DIRECT 0.40%
       5,120   Garden Escape<F1><F3>                        $   19,251
                                                            ----------
               TELECOMMUNICATIONS -
               EQUIPMENT 5.66%
       1,500   Advanced Fibre
                  Communications, Inc.<F1>                      60,094
         250   CIENA Corp.<F1>                                  17,406
       1,000   Ericsson LM ADR                                  28,625
       1,000   Galileo Corp.<F1>                                11,875
         250   Lucent Technologies Inc.                         20,797
         500   Metromedia Fiber Network, Inc.<F1>               23,313
         250   Nokia Ab ADR                                     18,141
       2,500   Premisys Communications, Inc.<F1>                62,187
         250   Tekelec<F1>                                      11,187
         250   Tellabs, Inc.<F1>                                17,906
                                                            ----------
                                                               271,531
                                                            ----------
               TELECOMMUNICATIONS -
               SERVICES 4.41%
       3,000   Com21, Inc.<F1>                                  63,750
       1,000   Intermedia Communications Inc.<F1>               41,938
         250   Level 3 Communications, Inc.<F1>                 18,500
       1,000   MetroNet Communications Corp.<F1>                28,250
       1,000   Qwest Communication
                  International Inc.<F1>                        34,875
       1,000   Telegroup, Inc.<F1>                               9,250
         500   World Access, Inc.<F1>                           15,000
                                                            ----------
                                                               211,563
                                                            ----------
               Total Common Stocks
               (cost $2,687,067)                             2,982,261
                                                            ----------
   PRINCIPAL
    AMOUNT
  -----------
               U.S. TREASURY BILLS 26.06%

  $1,311,000   U.S. Treasury Bills, 5/27/99                  1,249,470
                                                            ----------
               Total U.S. Treasury Bills
               (cost $1,249,470)                             1,249,470
                                                            ----------



    PRINCIPAL
     AMOUNT                                                   VALUE
-----------------------------------------------------------------------
               REPURCHASE AGREEMENTS 12.87%

    $617,000   UMB Bank, n.a., 5.05%, dated
               6/30/98, repurchase price
               $617,085, maturing 7/1/98
               (collateralized by U.S. Treasury
               Notes, 6.875%, 7/31/99)                      $  617,000
                                                            ----------
               Total Repurchase Agreements
               (cost $617,000)                                 617,000
                                                            ----------
               SHORT-TERM INVESTMENTS 0.01%

         394   UMB Bank, n.a., Money
               Market Fiduciary                                    394
                                                            ----------
               Total Short-Term Investments
               (cost $394)                                         394
                                                            ----------
               Total Investments 101.14%
               (cost $4,553,931)                             4,849,125

               Liabilities
               less Other Assets (1.14)%                      (54,599)
                                                            ----------
               NET ASSETS 100.00%                           $4,794,526
                                                            ==========


<F1>Non-income producing
<F3>Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. Security is valued under procedures established by the Board of Directors.

See notes to financial statements.





                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 June 30, 1998
                                  (Unaudited)

                                                                  EMERGING       MICRO-CAP     MID-CAP     POST-VENTURE  TECHNOLOGY
                                                                 GROWTH FUND       FUND          FUND          FUND         FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value:
 Nonaffiliated issuers (cost $196,666,188, $41,460,380,
  $42,395,374, $14,534,019 and $3,936,931, respectively)       $209,280,995   $43,981,951   $48,641,729   $16,026,482   $4,232,125
  Affiliated issuers (cost $17,649,715, $0, $0,
  $0 and $0 respectively)                                        22,970,475             -             -             -            _
  Repurchase agreements (cost $891,000, $4,235,000,
  $4,456,000, $824,000 and $617,000, respectively)                  891,000     4,235,000     4,456,000       824,000      617,000
Deposit at brokers for short sales                                1,731,580             -             -             -            _
Receivable from brokers for proceeds on securities sold short     2,614,226             -             -             -            _
Receivable for investments sold                                  40,023,927     4,278,659     1,561,260       749,214      249,328
Interest and dividends receivable                                     8,375         2,309         9,498           621          389
Receivable from investment adviser                                   20,077        23,031         1,678        16,623       12,310
Organizational expenses, net of accumulated amortization             18,375        18,375        18,375             -            _
Prepaid expenses and other assets                                    45,735        17,864        17,862         3,539       18,868
                                                               ------------   -----------   -----------   -----------   ----------
Total Assets                                                    277,604,765    52,557,189    54,706,402    17,620,479    5,130,020
                                                               ------------   -----------   -----------   -----------   ----------
LIABILITIES:
Payable for investments purchased                                43,244,839       349,458       676,169       508,655      316,608
Payable to custodian                                              9,032,778             -             -             -            _
Accrued investment advisory fees                                    239,321        65,109        43,147        20,818        4,725
Accrued distribution fees                                           285,893        64,329        64,398        32,140        2,390
Securities sold short, at value (proceeds of $1,947,373)          2,392,813             -             -             -            _
Options written, at value (premiums received $101,285)               49,050             -             -             -            _
Accrued expenses and other liabilities                              229,587        70,527        64,836        27,356       11,771
                                                               ------------   -----------   -----------   -----------   ----------
Total Liabilities                                                55,474,281       549,423       848,550       588,969      335,494
                                                               ------------   -----------   -----------   -----------   ----------
NET ASSETS                                                     $222,130,484   $52,007,766   $53,857,852   $17,031,510   $4,794,526
                                                               ============   ===========   ===========   ===========   ==========
NET ASSETS CONSIST OF:
Capital stock                                                  $      2,155   $       499   $       472   $       161   $       34
Paid-in-capital                                                 383,790,167    76,632,076    70,313,113    16,952,977    4,094,027
Accumulated net realized gain (loss) on investments           (179,204,200)  (27,146,380)  (22,702,088)   (1,414,091)      405,271
Net unrealized appreciation on investments                       17,542,362     2,521,571     6,246,355     1,492,463      295,194
                                                               ------------   -----------   -----------   -----------   ----------
Net Assets                                                     $222,130,484   $52,007,766   $53,857,852   $17,031,510   $4,794,526
                                                               ============   ===========   ===========   ===========   ==========
CAPITAL STOCK, $0.0001 PAR VALUE
Authorized                                                      200,000,000   100,000,000   100,000,000   100,000,000  100,000,000
Issued and outstanding                                           21,551,305     4,987,386     4,717,133     1,612,320      339,830

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
PRICE PER SHARE (NET ASSETS/SHARES OUTSTANDING)                      $10.31        $10.43        $11.42        $10.56       $14.11
                                                                     ======        ======        ======        ======       ======

See notes to financial statements.







                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                         Six Months Ended June 30, 1998
                                  (Unaudited)

                                                             EMERGING       MICRO-CAP        MID-CAP     POST-VENTURE    TECHNOLOGY
                                                            GROWTH FUND        FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                   $   515,548     $  220,974     $  257,026     $   64,077       $ 27,479
Dividends                                                       46,135          7,686         30,783            180            660
                                                           -----------     ----------     ----------     ----------       --------
Total Investment Income                                        561,683        228,660        287,809         64,257         28,139
                                                           -----------     ----------     ----------     ----------       --------

EXPENSES:
Investment advisory fees                                     1,684,005        463,809        307,169        136,245         19,029
Transfer agent fees and expenses                               532,027        157,214        155,820         36,975         17,515
Distribution fees                                              336,801         77,302         76,792         22,708          3,806
Fund accounting and administration fees                        114,849         51,229         51,007         30,580         30,580
Custody fees                                                    49,591         10,918          8,922          9,336          9,337
State registration fees                                         41,549         15,872         16,096         14,729          1,176
Printing and postage expenses                                   38,917          8,854          8,895          2,715          3,490
Professional fees                                                9,556          9,556          9,556          9,533         12,407
Amortization of organizational costs                             3,641          3,641          3,641              -              _
Directors' fees and expenses                                     1,690          1,690          1,690          1,690          1,958
Miscellaneous                                                   11,535          3,770          3,471          2,736          1,368
                                                           -----------     ----------     ----------     ----------       --------
Total expenses before waivers and reimbursements             2,824,161        803,855        643,059        267,247        100,666
Less: Waivers and reimbursements of expenses                 (197,113)      (200,903)       (44,080)       (90,128)       (70,981)
                                                           -----------     ----------     ----------     ----------       --------
Net Expenses                                                 2,627,048        602,952        598,979        177,119         29,685
                                                           -----------     ----------     ----------     ----------       --------
NET INVESTMENT LOSS                                        (2,065,365)      (374,292)      (311,170)      (112,862)        (1,546)
                                                           -----------     ----------     ----------     ----------       --------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                   (23,989,510)    (3,675,314)    (4,088,114)      1,618,907        433,647
Net realized loss on short positions                         (886,384)              -              -       (53,661)       (26,830)
Net realized gain on options written                           236,836         35,449          4,900         17,724              _
Net change in unrealized appreciation and
 depreciation on investments                                33,039,778      7,167,477      8,298,963      1,900,806        295,194
                                                           -----------     ----------     ----------     ----------       --------
Net Gain on Investments                                      8,400,720      3,527,612      4,215,749      3,483,776        702,011
                                                           -----------     ----------     ----------     ----------       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $ 6,335,355     $3,153,320     $3,904,579     $3,370,914       $700,465
                                                           ===========     ==========     ==========     ==========       ========

See notes to financial statements.




                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                EMERGING GROWTH FUND                      MICRO-CAP FUND
                                                         ---------------------------------       ---------------------------------
                                                           SIX MONTHS                              SIX MONTHS
                                                             ENDED               YEAR                ENDED               YEAR
                                                         JUNE 30, 1998           ENDED           JUNE 30, 1998           ENDED
                                                          (UNAUDITED)        DEC. 31, 1997        (UNAUDITED)        DEC. 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                     $  (2,065,365)       $ (7,822,156)       $   (374,292)      $  (1,871,886)
Net realized gain (loss) on investments                   (23,989,510)        (35,738,255)         (3,675,314)         (3,711,351)
Net realized gain (loss) on short positions                  (886,384)                   -                   -             496,589
Net realized gain on options written                           236,836                   -              35,449                   _
                                                        --------------       -------------       -------------      --------------
Net change in unrealized appreciation and
depreciation on investments                                 33,039,778        (53,549,197)           7,167,477        (17,420,883)
                                                        --------------       -------------       -------------      --------------
Net increase (decrease) in net assets
resulting from operations                                    6,335,355        (97,109,608)           3,153,320        (22,507,531)
                                                        --------------       -------------       -------------      --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                                51,667,845         226,434,056          13,768,034          96,555,054
Redemption of shares                                     (149,089,408)       (454,267,232)        (36,780,776)       (142,878,789)
                                                        --------------       -------------       -------------      --------------
Net increase (decrease) from share transactions           (97,421,563)       (227,833,176)        (23,012,742)        (46,323,735)
                                                        --------------       -------------       -------------      --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   (91,086,208)       (324,942,784)        (19,859,422)        (68,831,266)

NET ASSETS:
Beginning of period                                        313,216,692         638,159,476          71,867,188         140,698,454
                                                        --------------       -------------       -------------      --------------
End of period                                             $222,130,484        $313,216,692         $52,007,766        $ 71,867,188
                                                        ==============       =============       =============      ==============
TRANSACTIONS IN SHARES:
Shares sold                                                  5,022,576          19,199,101           1,366,669           8,080,869
Shares redeemed                                           (14,329,907)        (38,615,725)         (3,573,329)        (12,190,073)
                                                        --------------       -------------       -------------      --------------
Net increase (decrease)                                    (9,307,331)        (19,416,624)         (2,206,660)         (4,109,204)
                                                        --------------       -------------       -------------      --------------




                                                         MID-CAP FUND                    POST-VENTURE FUND       TECHNOLOGY FUND<F1>
                                               -------------------------------    --------------------------------------------------
                                                SIX MONTHS                          SIX MONTHS                         SIX MONTHS
                                                   ENDED             YEAR             ENDED             YEAR             ENDED
                                               JUNE 30, 1998         ENDED        JUNE 30, 1998         ENDED        JUNE 30, 1998
                                                (UNAUDITED)      DEC. 31, 1997     (UNAUDITED)      DEC. 31, 1997     (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                            $   (311,170)   $  (1,520,786)     $   (112,862)    $   (357,869)     $     (1,546)
Net realized gain (loss) on investments          (4,088,114)      (3,910,862)         1,618,907      (3,246,420)           433,647
Net realized gain (loss) on short positions                -                -          (53,661)          249,359          (26,830)
Net realized gain on options written                   4,900                -            17,724                -                 _
                                               -------------   --------------     -------------    -------------     -------------
Net change in unrealized appreciation and
depreciation on investments                        8,298,963      (9,456,465)         1,900,806        (408,343)           295,194
                                               -------------   --------------     -------------    -------------     -------------
Net increase (decrease) in net assets
resulting from operations                          3,904,579     (14,888,113)         3,370,914      (3,763,273)           700,465
                                               -------------   --------------     -------------    -------------     -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                       9,200,813       92,514,890         7,733,518       54,243,643         7,230,508
Redemption of shares                            (33,084,959)    (141,529,840)      (14,541,349)     (30,011,943)       (3,136,447)
                                               -------------   --------------     -------------    -------------     -------------
Net increase (decrease) from share transactions (23,884,146)     (49,014,950)       (6,807,831)       24,231,700         4,094,061
                                               -------------   --------------     -------------    -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS         (19,979,567)     (63,903,063)       (3,436,917)       20,468,427         4,794,526

NET ASSETS:
Beginning of period                               73,837,419      137,740,482        20,468,427                -                 _
                                               -------------   --------------     -------------    -------------     -------------
End of period                                    $53,857,852     $ 73,837,419       $17,031,510      $20,468,427      $  4,794,526
                                               =============   ==============     =============    =============     =============
TRANSACTIONS IN SHARES:
Shares sold                                          877,582        7,469,170           818,256        5,409,119           568,744
Shares redeemed                                  (3,082,683)     (11,661,886)       (1,537,177)      (3,077,878)         (228,914)
                                               -------------   --------------     -------------    -------------     -------------
Net increase (decrease)                          (2,205,101)      (4,192,716)         (718,921)        2,331,241           339,830
                                               -------------   --------------     -------------    -------------     -------------

<F1> Commenced operations after the close of business on December 31, 1997.

See notes to financial statements.




                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
               For a Fund share outstanding throughout the period

                                                        EMERGING GROWTH FUND                            MICRO-CAP FUND
                                             -------------------------------------------   -----------------------------------------
                                              SIX MONTHS                                    SIX MONTHS
                                                 ENDED          YEAR           YEAR            ENDED         YEAR           YEAR
                                             JUNE 30, 1998      ENDED          ENDED       JUNE 30, 1998     ENDED          ENDED
                                              (UNAUDITED)   DEC. 31, 1997  DEC. 31, 1996    (UNAUDITED)  DEC. 31, 1997 DEC. 31, 1996
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $10.15         $12.69         $10.00          $9.99         $12.45         $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                              (0.10)         (0.25)         (0.15)         (0.08)         (0.26)         (0.09)
Net realized and unrealized gains
(losses) on investments                            0.26         (2.29)           2.84           0.52         (2.20)       2.54<F2>
                                                 ------         ------         ------         ------         ------         ------
Total from investment operations                   0.16         (2.54)           2.69           0.44         (2.46)           2.45
                                                 ------         ------         ------         ------         ------         ------
Net Asset Value, End of Period                   $10.31         $10.15         $12.69         $10.43          $9.99         $12.45
                                                 ======         ======         ======         ======         ======         ======
Total Return<F3>                                  1.58%       (20.02)%         26.90%          4.40%       (19.76)%         24.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)               $222,130       $313,217       $638,159        $52,008        $71,867       $140,698
Ratio of expenses to average net assets -
  net of waivers, and reimbursements<F4>          1.95%          1.88%          1.95%          1.95%          1.95%          1.95%
Ratio of net investment loss to
  average net assets - net of waivers
  and reimbursements<F4>                        (1.53)%        (1.68)%        (1.49)%        (1.21)%        (1.72)%        (1.04)%
Ratio of net expenses to average
  net assets - before waivers
  and reimbursements<F4>                          2.10%          1.88%          1.98%          2.60%          2.32%          2.55%
Ratio of net investment loss to
  average net assets - before waivers
  and reimbursements<F4>                        (1.68)%        (1.68)%        (1.52)%        (1.86)%        (2.09)%        (1.64)%
Portfolio turnover rate<F3>                        282%           333%           159%           178%           232%           153%



                                                        MID-CAP FUND                      POST-VENTURE FUND      TECHNOLOGY FUND<F1>
                                         ------------------------------------------- ----------------------------------------------
                                           SIX MONTHS                                 SIX MONTHS                      SIX MONTHS
                                             ENDED          YEAR           YEAR          ENDED          YEAR            ENDED
                                         JUNE 30, 1998      ENDED          ENDED     JUNE 30, 1998      ENDED       JUNE 30, 1998
                                           (UNAUDITED)  DEC. 31, 1997  DEC. 31, 1996  (UNAUDITED)   DEC. 31, 1997    (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $10.67         $12.39        $10.00          $8.78          $10.00          $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                         (0.07)         (0.22)        (0.09)         (0.07)          (0.15)               _
Net realized and unrealized gains
(losses) on investments                       0.82         (1.50)      2.48<F2>           1.85          (1.07)            4.11
                                           -------        -------       -------         ------         -------         -------
Total from investment operations              0.75         (1.72)          2.39           1.78          (1.22)            4.11
                                           -------        -------       -------         ------         -------         -------
Net Asset Value, End of Period              $11.42         $10.67        $12.39         $10.56           $8.78          $14.11
                                           =======        =======       =======         ======         =======         =======
Total Return<F3>                             7.03%       (13.88)%        23.90%         20.27%        (12.20)%          41.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)           $53,858        $73,837      $137,740        $17,032         $20,468          $4,795
Ratio of expenses to average net assets -
  net of waivers and reimbursements<F4>      1.95%          1.80%         1.95%          1.95%           1.95%           1.95%
Ratio of net investment loss to
  average net assets - net of waivers
  and reimbursements<F4>                   (1.01)%        (1.42)%       (1.16)%        (1.24)%         (1.39)%         (0.10)%
Ratio of net expenses to average
  net assets - before waivers
  and reimbursements<F4>                     2.09%          1.80%         2.05%          2.94%           2.69%           6.61%
Ratio of net investment loss to
  average net assets - before waivers
  and reimbursements<F4>                   (1.15)%        (1.42)%       (1.26)%        (2.23)%         (2.13)%         (4.76)%
Portfolio turnover rate<F3>                   278%           304%          173%           317%            317%            600%

<F1>Commenced operations after the close of business on December 31, 1997.
<F2>The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of sales and
   redemptions of Fund shares.
<F3>                           Not annualized
<F4>Annualized for periods less than a full year

See notes to financial statements.




                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                 June 30, 1998
                                  (Unaudited)



1.ORGANIZATION

  Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, Post-Venture Fund and Technology Fund (collectively "the Funds") are separate, diversified investment portfolios of Van Wagoner Funds, Inc.

2.SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") which permit management to make certain estimates and assumptions at the date of the financial statements.

  (a) INVESTMENT VALUATION - A security traded on a recognized stock exchange is valued at the last sale price. If no sale is reported, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' investment adviser under the supervision of the Board of Directors.

  (b) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held by the Funds' custodian.

  (c) ORGANIZATIONAL COSTS - Costs incurred by the Emerging Growth, Micro-Cap and Mid-Cap Funds in connection with their organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years. If any of the original shares of a Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares by the total number of original shares outstanding at the time of redemption for the Funds being redeemed.




                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (cont'd.)



  (d) EXPENSES - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

  (e) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

      As of December 31, 1997, the Emerging Growth, Micro-Cap and Mid-Cap Funds had federal income tax capital loss carryforwards of $121,173,497, $21,632,657 and $12,145,972, respectively. The entire federal income tax loss carryforward for each of these Funds expires between 2004 and 2005. As of December 31, 1997, the Post-Venture Fund had a federal income tax capital loss carryforward of $1,349,247 which expires in 2005. Net realized gains and losses may differ for tax and financial statement purposes primarily as a result of wash sales and differences in the timing of the recognition of realized gains and losses.

  (f) Restricted Securities - The Emerging Growth, Micro-Cap, Post-Venture and Technology Funds own some securities which are unregistered and thus restricted as to resale. These securities, with the exception of Com21, Inc., are valued at their fair value, which at June 30, 1998 is equal to cost. The restricted shares of Com21, Inc. held by the Emerging Growth, Micro-Cap and Post-Venture Funds are currently valued at a discount to the market price of the equivalent unrestricted security. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without cost to the Funds. The Funds have no right to require registration of unregistered securities. The Emerging Growth, Micro-Cap, Post-Venture and Technology Funds had restricted securities with an aggregate market value of $17,514,980, $3,907,496, $1,139,883 and $99,391, respectively, representing 7.9%,
      7.5%, 6.7% and 2.1%, respectively, of the net assets of each of the Funds.

  (g) Options Contracts - The Funds purchase put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the average of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed,


                                VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (cont'd.)



      realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

      The Funds may also write covered call options to hedge portfolio investments. When a Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract written is valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

  (h) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP.

  (i) OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.INVESTMENT ADVISORY AGREEMENT

  Each Fund has an agreement with Van Wagoner Capital Management, Inc. (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of each agreement, the Adviser is compensated at the following percentage of average daily net assets for each Fund: 1.25% for the Emerging




                                VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (cont'd.)




  Growth Fund, 1.50% for the Micro-Cap Fund, 1.00% for the Mid-Cap Fund, 1.50% for the Post-Venture Fund and 1.25% for the Technology Fund. The Adviser has agreed to voluntarily reduce fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed 1.95% for each Fund until January 1, 1999. Expenses of $197,113, $200,903, $44,080, $90,128 and
  $70,981 were waived in the Emerging Growth, Micro-Cap, Mid-Cap, Post-Venture and Technology Funds, respectively.

4.SERVICE AND DISTRIBUTION PLAN

  The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of a Fund's average daily net assets.

5.INVESTMENT TRANSACTIONS

  The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 1998 were as follows:

                                   PURCHASES                        SALES
  ---------------------------------------------------------------------------
  EMERGING
  GROWTH FUND                     $724,669,011                  $882,674,610

  MICRO-CAP FUND                    96,571,851                   125,646,405

  MID-CAP FUND                     148,398,403                   172,764,332

  POST-VENTURE FUND                 52,052,317                    59,728,249

  TECHNOLOGY FUND                   13,635,559                    11,466,496


  For the six months ended June 30, 1998, there were no purchases or sales of long-term U.S. government securities.

  The cost of securities on an adjusted basis for the Emerging Growth Fund, Micro-Cap Fund, Mid-Cap Fund, Post-Venture Fund and Technology Fund is $215,206,903, $45,695,380, $46,851,374, $15,755,600 and $4,576,145,
  respectively. At June 30, 1998, gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

                                                                    NET
                                                                 UNREALIZED
                                                                APPRECIATION
                         UNREALIZED        (UNREALIZED               ON
                        APPRECIATION      DEPRECIATION)         INVESTMENTS
  ---------------------------------------------------------------------------
  EMERGING
  GROWTH
  FUND                  $26,857,025        $(8,921,458)         $17,935,567

  MICRO-CAP
  FUND                   $5,943,335        $(3,421,764)          $2,521,571

  MID-CAP
  FUND                   $7,231,383          $(985,028)          $6,246,355

  POST-VENTURE
  FUND                   $2,250,191        $(1,155,309)          $1,094,882

  TECHNOLOGY
  FUND                     $389,046          $(116,066)            $272,980






                               VAN WAGONER FUNDS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                    NOTES TO FINANCIAL STATEMENTS (cont'd.)

6.OPTIONS CONTRACTS WRITTEN

  The premium amount and the number of options contracts written during the six months ended June 30, 1998 were as follows:

                               PREMIUM       NUMBER OF
                                AMOUNT       CONTRACTS
------------------------------------------------------
EMERGING GROWTH FUND
  Options outstanding at
    December 31, 1997                -               _
  Options written            $ 538,585           4,656
  Options closed             (163,935)         (1,494)
  Options exercised              (422)             (6)
  Options expired            (272,943)         (2,175)
                             ---------       ---------
  Options outstanding at
    June 30, 1998            $ 101,285             981
                             =========       =========
MICRO-CAP FUND
  Options outstanding at
    December 31, 1997                -               _
  Options written            $  35,449             300
  Options closed                     -               _
  Options exercised                  -               _
  Options expired             (35,449)           (300)
                             ---------       ---------
  Options outstanding at
    June 30, 1998            $       -               _
                             =========       =========


                               PREMIUM       NUMBER OF
                                AMOUNT       CONTRACTS
------------------------------------------------------
MID-CAP FUND
  Options outstanding at
    December 31, 1997                -               _
  Options written            $   4,900              50
  Options closed                     -               _
  Options exercised                  -               _
  Options expired              (4,900)            (50)
                             ---------       ---------
  Options outstanding at
    June 30, 1998            $       -               _
                             =========       =========
POST-VENTURE FUND
  Options outstanding at
    December 31, 1997                -               _
  Options written            $  17,724             150
  Options closed                     -               _
  Options exercised                  -               _
  Options expired             (17,724)           (150)
                             =========       =========
  Options outstanding at
    June 30, 1998            $       -               _
                             =========       =========


7.TRANSACTIONS WITH AFFILIATED COMPANIES
  An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of each Fund are as follows:

                                                                                                                        AMOUNT OF
                                                                                                         AMOUNT OF         LOSS
                                                                                                         DIVIDENDS       REALIZED
                                                               SHARE ACTIVITY                            CREDITED        ON SALE
                                             -----------------------------------------------------
                                              BALANCE       PURCHASES/       SALES/        BALANCE       TO INCOME      OF SHARES
SECURITY NAME                                 12/31/97      ADDITIONS      REDUCTIONS      6/30/98        IN 1998        IN 1998
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND
Avant! Corp.<F1>                             1,193,268       275,940        541,108        928,100               -     $(6,742,704)
                                                                                                         =========     ============
<F1> Non-income producing

                                 P.O. Box 1628
                            Milwaukee, WI 53201-1628

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                                  VAN WAGONER
                                     -----
                                     FUNDS

                               SEMI-ANNUAL REPORT
                                 1-800-228-2121
                               www.vanwagoner.com

                           ADDRESS SERVICE REQUESTED

                             ---------------------
                                  This is your
                               Semi-Annual Report
                             for 1998. Please keep
                              it in your files for
                                future reference.
                             ---------------------
VW-402-0898